Marketable securities	12 Months Ended
Dec. 31, 2013
Investments, Debt and Equity Securities [Abstract]
Cash Cash Equivalents And Marketable Securities [Text Block]
8. Marketable securities:

Marketable securities are classified as available-for-sale securities and are recorded at fair market value. Unrealized gains and losses are recorded as other comprehensive income in shareholder’s equity, net of income tax effects.

For the year ended December 31, 2011, 2012 and 2013 marketable securities amounted respectively to $21,036,000, $6,413,000 and $401,000.

As of December 31, 2011, 2012 and December 31, 2013 there were no unrealized gains or losses.

(in thousands of U.S dollars)	Fair value		Value at cost		Unrealized Gains
	2012	2013	2012	2013	2012	2013
Credit Agricole securities	6,413	401	6,413	401	-	-
HSBC securities	-	-	-	-	-	-
Total	6,413	401	6,413	401	-	-

Gross realized gains on sales of these available-for-sale securities amounted to $41,000, $6,000 and $0 for the years ended December 31, 2011, 2012 and 2013 respectively.

(in thousands of U.S dollars)	Proceeds from sales		Purchase of securities		Gross gains (Losses)
	2012	2013	2012	2013	2012	2013
Credit Agricole securities	15,143	7,152	3,573	1,085	3	-
HSBC securities	3,216	-	-	-	3	-
Total	18,359	7,152	3,573	1,085	6	-